Changes in Product Warranty Liabilities (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Product Liability Contingency [Line Items]
Balance at beginning of year	$ 1,022	¥ 85,000	¥ 112,000
Addition	11,161	928,000	122,000
Utilization	(734)	(61,000)	(149,000)
Foreign exchange impact	84	7,000
Balance at end of year	$ 11,533	¥ 959,000	¥ 85,000